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Baillie Gifford Multi Asset Fund
Baillie Gifford Multi Asset Fund

BAILLIE GIFFORD FUNDS

Baillie Gifford Multi Asset Fund (the “Fund”)

Supplement dated May 1, 2020 to the Prospectus and Statement of Additional Information (“SAI”), each dated August 28, 2019, as supplemented or revised from time to time

Effective as of May 1, 2020 the Prospectus and SAI are revised as follows:

2. The “Annual Fund Operating Expenses” table and related footnotes in the section “Fees and Expenses” under “Fund Summary” in the Prospectus is restated in its entirety as follows:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baillie Gifford Multi Asset Fund		Class K	Institutional Class
Management Fees	[1]	0.50%	0.50%
Distribution (12b-1) Fees		none	none
Other Expenses	[2],[3]	2.35%	2.50%
Acquired Fund Fees and Expenses	[2]	0.27%	0.27%
Total Annual Fund Operating Expenses		3.12%	3.27%
Fee Waiver and/or Expense Reimbursement	[4],[5],[6]	(2.55%)	(2.55%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4],[5],[6]	0.57%	0.72%
[1]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").
[2]	Other Expenses and Acquired Fund Fees and Expenses ("AFFE") for Class K and Institutional Class shares have been estimated for the current fiscal year based on estimated Fund assets of $10 million, the minimum initial investment amount for Class K shares.
[3]	Other Expenses for Institutional Class include estimated sub-accounting expenses of 0.15%.
[4]	The Manager has contractually agreed to irrevocably waive a portion of its Management Fee in an amount equal to 100% of the management fee paid by any Affiliated Acquired Fund with respect to Fund assets invested in such Affiliated Acquired Fund. For purposes of this waiver, "Affiliated Acquired Fund" means any pooled investment vehicle that is managed by the Manager or by any of its affiliates and that pays a management fee. This contractual agreement (the "Affiliated Fund Waiver") may only be terminated by the Board of Trustees of the Trust. It is estimated that the Affiliated Fund Waiver will result in waivers of 0.10% of the estimated total AFFE of 0.27%, and that the Fund will indirectly bear the remaining 0.17% in AFFE.
[5]	The Manager has contractually agreed to waive its Advisory Fee with respect to the Fund from May 1, 2020 until May 1, 2022, such that the effective base Advisory Fee under the Fund's investment advisory agreement shall be calculated at an annual rate equal to 0.08% for average daily net assets of the Fund up to $2 billion, 0.06% for average daily net assets of the Fund over $2 billion and up to $5 billion, and 0.05% for average daily net assets of the Fund over $5 billion. This contractual agreement (the "Temporary Advisory Fee Waiver") may only be terminated by the Board of Trustees of the Trust. The Temporary Advisory Fee Waiver will be given effect independently of the application of the Affiliated Fund Waiver described above.
[6]	The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund from May 1, 2020 until May 1, 2022 to the extent that the Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses, AFFE and extraordinary expenses) attributable to Class K or Institutional Class shares exceed an amount equal to 0.40% on an annual basis (based on the average daily net assets of the Fund) minus any amount waived under the Affiliated Fund Waiver attributable to such class. This contractual agreement (the "Expense Limitation") may only be terminated by the Board of Trustees of the Trust. The Expense Limitation will be applied after giving effect to the Temporary Advisory Fee Waiver described above.

3.      The sub-section titled “Example of Expenses” in the section “Fees and Expenses” under “Fund Summary” in the Prospectus is restated in its entirety as follows:

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example in the table below also applies the Affiliated Fund Waiver to each period, the Expense Limitation to the first year of each period, and the Temporary Advisory Fee Waiver to the one year period and the first two years of the three year period.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example - Baillie Gifford Multi Asset Fund - USD ($)	Class K	Institutional Class
1 Year	$ 58	$ 74
3 Years	$ 676	$ 717

Expense Example No Redemption - Baillie Gifford Multi Asset Fund - USD ($)	Class K	Institutional Class
1 Year	$ 58	$ 74
3 Years	$ 676	$ 717

7.             “Market Disruption and Geopolitical Risk” under the sub-section titled “Principal Risks” in the section “Fund Summary” in the Prospectus is restated as follows:

Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets such as war, terrorism, public health crises, and geopolitical events and by changes in non-U.S. and U.S. economic and political conditions. As a result of these events, the Fund could lose money, experience significant redemptions, encounter operational difficulties, and suffer other negative impacts.

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